Details of Significant Accounts - Revenue, unsatisfied contracts - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue
Amount of transaction price allocated to contracts	$ 28,104	$ 28,133
Not later than one year
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	93.00%
2025 to 2027
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	7.00%